Supplementary Balance Sheet Information - Changes in Deferred Revenues (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Deferred Revenue Disclosure [Abstract]
Balance at beginning of year	$ 15,588	$ 24,110
Revenue recognized during the year	(21,173)	(29,608)
Deferred revenue relating to new sales	26,993	21,086
Balance at end of year	$ 21,408	$ 15,588